Note 10: Equity	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Note 10: Equity

Note 10: Equity

As of January 1, 2012, we adopted the provisions of the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” As a result of this adoption, we have presented total comprehensive income for each of the periods presented within the consecutive statements of Consolidated Statement of Operations and Consolidated Statement of Comprehensive Income.

A summary of the changes in each component of accumulated other comprehensive (loss) income, for the years ended December 31, is provided below:

(Dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Gains (Losses) on Available-for-Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2011	$206	$(5,810)	$164	$(50)	$(5,490)
Other comprehensive income - quarter ended March 31, 2012	318	99	11	61	489
Other comprehensive (loss) income - quarter ended June 30, 2012	(628)	136	(42)	(140)	(674)
Other comprehensive income - quarter ended September 30, 2012	690	187	2	133	1,012
Other comprehensive income (loss) - quarter ended December 31, 2012	68	(862)	10	(1)	(785)
Balance at December 31, 2012	$654	$(6,250)	$145	$3	$(5,448)

Changes in non-controlling interests that do not result in a change of control, and where there is a difference between fair value and carrying value, are accounted for as equity transactions. A summary of these changes in ownership interests in subsidiaries and the pro-forma effect on Net income attributable to common shareowners had they been recorded through net income is provided below:

(Dollars in millions)	2012	2011	2010
Net income attributable to common shareowners	$5,130	$4,979	$4,373

Transfers to non-controlling interests:
Increase in common stock for sale of subsidiary shares	-	3	-
Decrease in common stock for purchase of subsidiary shares	(34)	(54)	(12)

Net income attributable to common shareowners after transfers to non-controlling interests	$5,096	$4,928	$4,361